10. Junior Subordinated Debentures (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Junior Subordinated Notes [Abstract]
Junior Subordinated Debentures	$ 12,887,000	$ 12,887,000
Interest paid on the Debentures	$ 409,432	$ 402,011
Floating rate	3.13%	3.08%